Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 21, 2024
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
WCM Focused International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Value Fund

Investor Class Shares – WLIVX
Institutional Class Shares – WCMVX

A series of Investment Managers Series Trust

Supplement dated October 21, 2024, to the

Prospectus, Statement of Additional Information (“SAI”), and

Summary Prospectus, each dated April 30, 2024.

Effective immediately, the name of the WCM Focused International Value Fund (the “Fund”) is changed to WCM Focused International Equity Fund, and all references to the Fund’s name in the Prospectus, SAI, and Summary Prospectus are updated accordingly. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. This investment policy replaces the Fund’s prior investment policy to invest at least 75% of its net assets in equity securities of non-U.S. domiciled companies considered to be undervalued; however, the Fund will continue to focus on such securities. The Fund’s investment objective, principal investing risks, and the remainder of its principal investment strategy will remain the same. Accordingly, the first paragraph of the Fund’s “Principal Investment Strategies” sections on pages 65 and 107 of the Prospectus and on page 2 of the Summary Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Fund focuses on equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies the Fund’s advisor believes to be undervalued because their businesses are out of favor and/or their stocks are undervalued in comparison to their intrinsic values, their peers, or their prospects for growth. Such companies may be located in developed, emerging market or frontier market countries. Emerging market and frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or are included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier markets indices. The Fund’s advisor considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country.

Please file this Supplement with your records.